Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 33.7%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.8500%, 9/15/34ž,‡	$4,050,930	$4,030,743
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	1,998,938	2,005,949
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	3,080,000	3,068,131
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9497%, 10/21/38ž,‡	9,858,000	9,857,831
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4156%, 6/15/40ž,‡	6,211,000	6,212,303
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.5155%, 6/15/40ž,‡	2,119,000	2,119,526
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	97,784	96,933
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	78,962	78,138
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	867,368	817,569
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	537,704	517,886
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	5,571,867	5,527,954
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	4,020,543	4,035,307
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	2,517,372	2,520,787
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	628,840	577,802
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29ž	2,300,000	2,345,128
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30ž	1,284,000	1,272,616
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 4.8876%, 1/22/35ž,‡	6,848,787	6,846,515
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 4.9780%, 10/25/38ž,‡	5,693,000	5,695,515
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 7/20/37ž,‡	1,159,727	1,159,807
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,567,232
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4732%, 1/27/50ž,‡	2,396,255	2,229,305
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 4.5119%, 10/25/51ž,‡	4,939,932	4,604,629
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.5119%, 11/25/51ž,‡	4,674,130	4,358,009
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,619,715	3,135,470
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/48ž,‡	1,462,018	1,460,355
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.0622%, 7/15/37ž,‡	9,186,000	9,189,452
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.0716%, 10/20/38ž,‡	8,100,000	8,094,464
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/42ž,‡	6,279,550	6,236,371
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1725%, 12/15/42ž,‡	3,824,000	3,813,612
Boca Commercial Mortgage Trust 2025-BOCA A, CME Term SOFR 1 Month + 1.6000%, 5.2725%, 12/15/42ž,‡	4,199,000	4,194,570
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	6,286,000	6,440,026
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	7,398,253	7,487,999
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	2,865,000	2,848,042
BPR Trust 2025-STAR A, 4.6173%, 11/5/42ž,‡	3,149,000	3,127,593
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	3,467,255	3,409,537
BX Commercial Mortgage Trust 2019-OC11 B, 3.6050%, 12/9/41ž	1,549,000	1,466,518
BX Commercial Mortgage Trust 2019-OC11 C, 3.8560%, 12/9/41ž	4,295,000	4,069,009
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	5,348,000	5,340,569
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	4,808,914	4,805,903
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1653%, 10/15/41ž,‡	6,888,832	6,888,789
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 8/15/41ž,‡	8,238,886	8,235,263

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2625%, 8/15/41ž,‡	$2,546,249	$2,546,168
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5578%, 10/15/41ž,‡	3,116,919	3,133,457
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9653%, 12/15/39ž,‡	3,445,667	3,444,297
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3148%, 12/15/39ž,‡	1,588,637	1,588,637
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.1639%, 6/15/41ž,‡	6,380,507	6,340,831
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	4,814,000	4,773,172
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	1,096,000	1,093,921
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	6,641,000	6,677,584
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.8225%, 2/15/35ž,‡	6,220,000	6,172,129
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2730%, 7/15/42ž,‡	2,678,000	2,675,564
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.5230%, 7/15/42ž,‡	7,326,000	7,310,076
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8163%, 3/15/30ž,‡	7,719,308	7,678,627
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0660%, 3/15/30ž,‡	1,689,483	1,675,082
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 7/15/44ž,‡	12,393,000	12,328,895
BX Commercial Mortgage Trust 2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0725%, 2/15/43ž,‡	5,500,000	5,494,330
BX Commercial Mortgage Trust 2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 2/15/43ž,‡	1,866,000	1,865,219
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	1,168,000	1,166,725
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.2276%, 10/19/37ž,‡	8,278,000	8,297,421
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9876%, 7/20/38ž,‡	8,350,000	8,355,926
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3142%, 8/15/41ž,‡	4,269,000	4,239,995
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9633%, 8/15/41ž,‡	3,139,063	3,124,223
Castle Hill INGOTS Ltd 2026-GATE3 A, 4.6945%, 2/10/43ž,‡	1,272,000	1,259,553
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	3,820,000	3,820,912
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	6,970,041	5,627,800
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,461,837	878,465
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,318,136	5,241,260
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,601,438	15,166,848
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 2/25/50ž,‡	2,441,710	2,383,443
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 10/19/38ž,‡	6,294,000	6,294,000
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	4,974,318	4,954,594
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 5.5135%, 6/15/41ž,‡	4,244,767	4,227,547
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	887,000	884,092
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	15,690,000	15,688,067
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	5,301,000	5,296,525
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	3,300,000	3,271,647
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 12/25/41ž,‡	3,346,219	3,349,329
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 6.8119%, 12/25/41ž,‡	6,109,000	6,185,529
Connecticut Avenue Securities Trust 2022-R04 1M2, US 30 Day Average SOFR + 3.1000%, 6.7619%, 3/25/42ž,‡	210,934	214,727
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.5619%, 4/25/42ž,‡	39,480	39,529
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/43ž,‡	1,338,650	1,341,624
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.6119%, 9/25/43ž,‡	490,810	492,017

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.1619%, 10/26/43ž,‡	$918,519	$918,907
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/44ž,‡	1,024,126	1,023,985
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 3/25/44ž,‡	554,570	554,059
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 5/25/44ž,‡	408,169	408,271
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 1/25/45ž,‡	556,199	555,343
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	1,044,803	1,044,334
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.2619%, 3/27/45ž,‡	3,349,364	3,354,520
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	3,187,817	3,185,000
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 7/25/45ž,‡	1,896,660	1,894,877
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	1,421,868	1,425,369
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	3,237,511	3,206,667
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	1,335,735	1,329,865
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 1/1/61ž,Ç	2,941,255	2,915,722
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	252,264	253,512
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	6,204,000	5,281,658
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 10/15/36ž,‡	4,289,000	4,279,595
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,468,438
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,104,387
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	7,163,138
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	887,107	873,518
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	1,295,360	1,283,820
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,059,267
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	2,057,000	2,054,492
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,926,080
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48ž	194,238	193,186
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	1,817,000	1,814,065
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 4.9676%, 7/20/38ž,‡	6,001,000	6,003,807
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	3,539,047	3,175,246
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	4,615,216	4,130,121
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	1,663,523	1,696,448
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	2,442,014	2,439,457
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	3,126,046	3,120,367
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	2,748,511	2,767,655
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	2,968,748	2,978,707
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	1,230,668	1,231,240
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	2,044,691	2,038,767
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	1,611,122	1,597,261
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	5,430,027	5,382,139
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	2,363,884	2,288,740
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	7,259,818	6,292,750
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	3,122,075	3,106,966
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	2,801,094	2,781,038
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	524,844	522,373
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.7619%, 9/25/41ž,‡	1,319,182	1,323,626
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.0119%, 12/25/41ž,‡	8,431,645	8,481,991
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.4119%, 2/25/42ž,‡	1,946,012	1,986,160
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, US 30 Day Average SOFR + 4.3500%, 8.0119%, 4/25/42ž,‡	563,026	579,718
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 3/25/42ž,‡	753,698	754,987
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 4/27/43ž,‡	1,066,705	1,076,578
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 6/25/43ž,‡	62,698	62,775
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.5119%, 11/25/43ž,‡	1,215,128	1,220,716

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/44ž,‡	$537,202	$536,972
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/45ž,‡	1,012,104	1,010,752
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	193,375	193,185
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 9/25/45ž,‡	152,847	152,570
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	2,140,362	2,138,487
FREMF Mortgage Trust 2023-K511 C, 5.6344%, 11/25/28ž,‡	1,347,000	1,265,546
FS Commercial Mortgage Trust 2026-ORL A, CME Term SOFR 1 Month + 1.3500%, 5.0225%, 2/15/41ž,‡	2,431,000	2,425,369
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	4,790,529	4,835,650
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 1/20/39ž,‡	6,961,000	6,961,304
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.1686%, 8/15/28ž,‡	3,606,000	3,606,975
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 5/15/41ž,‡	7,775,000	7,773,271
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3296%, 11/25/41ž,‡	2,774,059	2,772,662
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	2,659,446	2,649,843
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56ž,Ç	878,984	874,100
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	2,621,000	2,613,836
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,066,662
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	4,363,000	4,363,476
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	2,133,000	2,135,017
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,417,481
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	1,596,357	1,592,065
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 4.9725%, 3/15/42ž,‡	5,221,288	5,193,376
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	476,777	480,794
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	1,720,000	1,714,579
LEX Trust 2026-450 A, CME Term SOFR 1 Month + 1.3500%, 5.0000%, 3/15/43ž,‡	2,138,000	2,128,823
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,672,827
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,098,285	2,107,624
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	5,798,485	5,815,854
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	1,685,000	1,689,846
LHOME Mortgage Trust 2026-RTL1 A1, 4.9080%, 1/25/41ž,Ç	1,098,000	1,094,522
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8875%, 3/15/38ž,‡	704,772	696,923
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9678%, 5/15/39ž,‡	2,666,549	2,568,889
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	522,578	524,701
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.2711%, 10/16/37ž,‡	3,126,000	3,119,754
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0276%, 7/20/37ž,‡	9,324,578	9,328,210
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 4.9711%, 7/16/38ž,‡	6,529,000	6,530,632
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	7,208,000	7,209,127
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9480%, 7/26/38ž,‡	5,107,000	5,106,994
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 8/25/51ž,‡	3,555,321	3,323,950
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 10/25/51ž,‡	4,563,777	4,268,610
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	1,740,590	1,711,881
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	2,412,292	2,358,406
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	915,768	899,792
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 4.9776%, 7/20/39ž,‡	6,122,645	6,126,003
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,213,025	1,214,667
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	3,237,300	3,223,565

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	$2,492,000	$2,497,975
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.0658%, 10/15/40ž,‡	5,121,000	5,115,103
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,397,976	1,384,951
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	2,803,523	2,821,783
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 7/19/38ž,‡	6,600,000	6,599,908
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 10/19/37ž,‡	4,518,000	4,498,494
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,761,686	3,433,893
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33ž	1,553,000	1,552,290
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,305,000	1,301,537
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	3,678,000	3,680,621
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.2376%, 7/20/37ž,‡	2,037,063	2,033,583
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9680%, 10/25/38ž,‡	3,400,000	3,400,902
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 7/15/37ž,‡	695,086	693,881
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,529,535	1,325,263
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,047,304	3,478,739
PLYM Commercial Mortgage Trust 2026-IND A, CME Term SOFR 1 Month + 1.2500%, 4.9225%, 3/15/43ž,‡	3,000,000	2,983,958
PNW Trust 2026-ARTE A, CME Term SOFR 1 Month + 1.7113%, 5.3863%, 4/16/29ž,‡	4,172,000	4,161,508
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	2,959,252	2,922,785
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	3,394,018	3,356,583
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	5,301,628	5,146,664
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,186,103	1,164,730
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	2,002,734	1,981,713
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,770,345	2,675,111
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	4,208,584	4,054,447
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	8,242,000	8,148,724
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	9,219,000	8,983,979
QTS Issuer ABS II 2026-5A A2, 6.1780%, 3/5/56ž	5,117,000	5,091,844
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	5,684,000	5,553,127
Research-Driven Pagaya Motor Asset Trust I 2026-R1A A, 5.6590%, 7/25/34ž	1,896,000	1,899,280
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	5,549,456	5,709,166
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	2,822,070	2,907,755
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	1,480,482	1,497,068
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,111,595	2,126,188
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	3,985,929
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,828,978
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.2786%, 10/25/55ž,‡	3,739,995	3,744,304
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	3,183,000	3,169,782
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1 Month + 1.4000%, 5.0786%, 4/25/56ž,‡	2,573,734	2,570,260
Saluda Grade Alternative Mortgage Trust 2026-RTL7 A1, 5.7490%, 3/25/31ž,Ç	6,058,000	5,996,563
SCF Equipment Trust LLC 2025-2A A2, 4.2600%, 12/22/31ž	1,558,000	1,557,560
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/35ž,‡	7,499,000	7,468,887
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	3,726,000	3,703,069
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2148%, 11/15/34ž,‡	646,249	645,858
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	409,279	366,241
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	326,705	293,742
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	9,179,000	8,847,465
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.0497%, 7/21/37ž,‡	6,450,000	6,451,774
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.6730%, 1/15/39ž,‡	3,548,000	3,543,578
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56ž	4,805,000	4,647,287
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	13,928,000	13,767,724
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	5,066,000	5,075,198
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	2,520,315	2,509,293
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,873	1,356,602
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 4.9656%, 4/15/42ž,‡	2,053,000	2,040,778

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0397%, 10/21/37ž,‡	$6,913,000	$6,916,018
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	4,402,712	4,688,851
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	1,379,411	1,390,739
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	1,960,000	1,962,828
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	4,610,740	4,596,176
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56ž	3,988,000	3,895,403
TVC Mortgage Trust 2026-RRTL1 A1, 4.9640%, 2/25/41ž,Ç	2,273,000	2,264,547
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	6,674,443	6,941,804
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 4.5672%, 8/25/51ž,‡	4,337,653	4,048,115
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	1,724,185	1,720,536
US Bank National Association 2026-RVM1 B1, 4.9590%, 12/25/46ž	2,371,000	2,359,304
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,900,600
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.6875%, 7/15/39ž,‡	3,768,000	3,693,976
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56ž	2,177,000	2,135,676
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56ž,Ç	2,321,775	2,296,226
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2176%, 7/20/37ž,‡	2,638,439	2,633,668
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 4.7603%, 3/15/38ž,‡	7,753,000	7,754,208
Wendy's Funding LLC, 4.0800%, 6/15/49ž	2,568,103	2,472,733
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	984,894	911,910
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,386,943	2,108,405
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	774,813	756,797
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52ž	542,711	516,872
Wendy's Funding LLC 2025-1A A2I, 5.4220%, 12/15/55ž	3,238,265	3,221,756
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	133,092	132,442
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.4619%, 7/25/51ž,‡	3,461,242	3,220,364
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	930,564	929,844
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	1,215,849	1,220,631
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	3,164,773	3,184,719
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	3,595,016	3,609,006
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	3,012,561	3,009,480
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	4,556,891	4,544,139
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	842,079	844,538
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	1,989,541	1,974,201
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	1,860,699	1,867,121
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	1,915,627	1,916,622
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	3,568,844	3,560,988
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	1,364,165	1,351,334
Woodward Capital Management 2026-CES2 A1A, 4.7620%, 2/1/56ž,Ç	2,302,611	2,277,084
Woodward Capital Management 2026-CES2 A1B, 4.8630%, 2/1/56ž,Ç	634,726	628,869
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $925,052,348)		918,709,179
Bank Loans and Mezzanine Loans – 3.8%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/1/32‡	2,148,000	2,142,630
Capital Goods – 0.6%
CompoSecure Holdings LLC, CME Term SOFR 1 Month + 2.2500%, 5.9281%, 1/14/33‡	749,000	745,727
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/4/31‡	13,510,655	13,476,878
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 5.9177%, 2/10/32‡	2,545,645	2,539,281
		16,761,886
Consumer Cyclical – 0.9%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 9/30/31‡	12,295,016	12,258,131
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 5.6712%, 11/5/31‡	6,736	6,730
TKO Worldwide Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 5.6640%, 11/21/31‡	12,148,521	12,132,971
		24,397,832
Consumer Non-Cyclical – 0.4%
Lavender US Holdco 1 Inc, CME Term SOFR 3 Month + 3.2500%, 6.9496%, 12/30/32‡	5,715,740	5,622,859
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 10/23/30‡	6,228,511	6,235,300
		11,858,159
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 9/30/31‡	4,012,213	3,998,531

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Technology – 0.2%
Galileo Parent Inc, CME Term SOFR 6 Month + 4.5000%, 8.1183%, 3/3/33‡	$4,580,292	$4,482,961
Transportation – 1.1%
First Student Bidco Inc, CME Term SOFR 1 Month + 2.5000%, 5.9025%, 8/15/30‡	10,511,881	10,472,461
First Student Bidco Inc, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/15/30‡	1,923,412	1,916,199
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 4/10/31‡	12,543,370	12,474,131
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.2500%, 5.9169%, 4/9/32‡	5,418,000	5,403,480
		30,266,271
Utilities – 0.3%
Tenaska Westmoreland Management LLC, CME Term SOFR 1 Month + 2.2500%, 5.9053%, 2/18/33‡	9,182,000	9,136,090
Total Bank Loans and Mezzanine Loans (cost $103,340,371)		103,044,360
Corporate Bonds – 26.3%
Banking – 5.8%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	10,474,000	10,673,550
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	6,622,000	6,736,367
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	7,460,000	8,239,546
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	6,569,000	6,728,288
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	4,894,000	4,977,954
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	20,264,000	20,033,680
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	6,394,000	6,489,851
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	4,460,000	4,421,163
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.0010%, 6.6250%‡,μ	3,503,000	3,505,628
Goldman Sachs Group Inc, SOFR + 0.9600%, 4.5160%, 1/21/32‡	3,087,000	3,040,207
Goldman Sachs Group Inc, SOFR + 1.1900%, 5.0650%, 1/21/37‡	3,087,000	3,018,074
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	5,768,000	5,873,562
JPMorgan Chase & Co, SOFR + 1.0700%, 4.8980%, 1/22/37‡	13,779,000	13,482,885
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32‡	4,986,000	4,902,177
Morgan Stanley, SOFR + 1.1950%, 4.7080%, 3/12/32‡	9,543,000	9,478,746
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	4,356,000	3,916,646
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	3,537,000	3,588,850
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	15,654,000	15,605,513
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	5,626,000	6,215,436
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,862,982
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,554,000	3,605,774
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡,#	3,550,000	3,627,566
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	3,920,000	3,995,974
		158,020,419
Basic Industry – 0.3%
First Quantum Minerals Ltd, 6.3750%, 2/15/36ž	3,194,000	3,072,682
Verde Purchaser LLC, 10.5000%, 11/30/30ž	5,400,000	5,611,939
		8,684,621
Brokerage – 1.5%
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,565,555
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	7,691,000	7,605,543
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	7,772,000	7,885,222
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,053,622
LPL Holdings Inc, 5.1500%, 6/15/30	3,730,000	3,746,229
LPL Holdings Inc, 6.0000%, 5/20/34	4,178,000	4,261,358
LPL Holdings Inc, 5.6500%, 3/15/35	6,372,000	6,317,418
LPL Holdings Inc, 5.7500%, 6/15/35	3,771,000	3,756,077
		41,191,024
Capital Goods – 0.2%
Eaton Corp, 4.2000%, 3/6/31	1,827,000	1,800,566
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	4,096,000	4,098,118
		5,898,684
Communications – 1.3%
AppLovin Corp, 5.3750%, 12/1/31	4,227,000	4,268,474
AppLovin Corp, 5.5000%, 12/1/34	11,125,000	11,032,896
AppLovin Corp, 5.9500%, 12/1/54	5,407,000	4,911,383
Level 3 Financing Inc, 7.0000%, 3/31/34ž	4,939,007	5,055,498
ROBLOX Corp, 3.8750%, 5/1/30ž	9,921,000	9,323,585
		34,591,836
Consumer Cyclical – 2.6%
Carnival Corp, 5.7500%, 8/1/32ž	9,493,000	9,489,913

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Carvana Co, 9.0000%, 6/1/30ž,¤	$8,772,056	$9,125,158
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.1250%, 4/15/31ž	3,522,000	3,472,049
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.3750%, 4/15/34ž	2,280,000	2,213,064
Flutter Treasury DAC, 5.8750%, 6/4/31ž	2,837,000	2,810,587
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	608,230
GLP Capital LP / GLP Financing II Inc, 5.6250%, 3/1/36	2,592,000	2,520,974
KB Home, 4.0000%, 6/15/31#	6,975,000	6,430,800
Millrose Properties Inc, 6.2500%, 9/15/32ž	5,075,000	4,981,660
NCL Corporation Ltd, 5.8750%, 1/15/31ž	10,153,000	9,864,308
Royal Caribbean Cruises Ltd, 4.7500%, 5/15/33	5,285,000	5,102,987
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	6,003,000	5,934,333
Taylor Morrison Communities Inc, 5.7500%, 11/15/32ž	8,166,000	8,173,145
		70,727,208
Consumer Non-Cyclical – 2.3%
CVS Health Corp, 5.2500%, 2/21/33	785,000	793,969
CVS Health Corp, 5.7000%, 6/1/34	3,275,000	3,365,697
CVS Health Corp, 5.4500%, 9/15/35	3,938,000	3,953,313
CVS Health Corp, 4.7800%, 3/25/38	10,124,000	9,329,649
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,558,000	1,600,876
Maple Parent Holdings Corp, 5.7000%, 3/26/36ž	7,633,000	7,584,058
Maple Parent Holdings Corp, 6.6250%, 3/26/56ž	1,373,000	1,359,581
Solventum Corp, 5.4500%, 3/13/31	6,976,000	7,157,165
Solventum Corp, 5.6000%, 3/23/34	8,817,000	9,013,712
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	6,743,000	6,947,407
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	2,652,000	2,625,636
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	4,201,000	4,311,654
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	3,376,000	3,418,845
		61,461,562
Electric – 1.6%
Alpha Generation LLC, 6.2500%, 1/15/34ž	4,424,000	4,345,888
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.1280%, 5.8000%, 3/15/56‡	2,761,000	2,727,357
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 1.9400%, 6.0500%, 3/15/56‡	2,208,000	2,188,293
NRG Energy Inc, 6.0000%, 2/1/33ž	2,641,000	2,641,673
NRG Energy Inc, 5.7500%, 1/15/34ž	3,075,000	3,033,255
NRG Energy Inc, 6.0000%, 1/15/36ž	5,759,000	5,706,634
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	5,220,000	5,161,841
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	8,568,000	8,627,383
Vistra Operations Co LLC, 4.7000%, 1/31/31ž	1,149,000	1,130,500
Vistra Operations Co LLC, 5.3500%, 1/31/36ž	2,221,000	2,172,568
Xcel Energy Inc, 5.6000%, 4/15/35	2,674,000	2,717,461
Xcel Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.1680%, 5.7500%, 12/3/56‡	4,461,000	4,354,729
		44,807,582
Energy – 3.7%
Antero Resources Corp, 5.4000%, 2/1/36	14,983,000	14,733,712
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,464,000	1,544,646
Civitas Resources Inc, 8.7500%, 7/1/31ž,#	4,473,000	4,675,591
Civitas Resources Inc, 9.6250%, 6/15/33ž	6,892,000	7,613,737
DT Midstream Inc, 4.1250%, 6/15/29ž	6,147,000	6,017,670
DT Midstream Inc, 4.3750%, 6/15/31ž	9,231,000	8,898,056
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,394,560
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	6,456,000	6,497,422
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	3,032,064
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	8,055,747
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	9,846,000	9,461,389
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,429,629
Sunoco LP, 5.6250%, 3/15/31ž	3,558,000	3,541,680
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 7.3750%, 2/15/29ž	4,006,000	4,121,120
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	9,803,000	9,852,084
Viper Energy Partners LLC, 4.9000%, 8/1/30	3,386,000	3,383,765
Viper Energy Partners LLC, 5.7000%, 8/1/35	4,504,000	4,539,176
		101,792,048
Finance Companies – 1.0%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	2,456,000	2,425,515
Blackstone Private Credit Fund, 7.3000%, 11/27/28	4,159,000	4,244,110

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Finance Companies – (continued)
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	$2,886,000		$2,956,489
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000		734,601
Rocket Cos Inc, 6.1250%, 8/1/30ž	6,552,000		6,612,455
Takeoff Merger Sub Inc, 4.8500%, 3/24/31ž	7,967,000		7,867,370
Takeoff Merger Sub Inc, 5.5000%, 3/24/36ž	2,337,000		2,302,200
			27,142,740
Financial Institutions – 0.6%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	3,930,000		3,982,792
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	3,170,000		3,260,162
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	1,681,000		1,648,927
Burford Capital Global Finance LLC, 8.5000%, 1/15/34ž	7,271,000		6,243,753
			15,135,634
Insurance – 1.1%
Centene Corp, 4.2500%, 12/15/27	7,376,000		7,245,553
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000		3,972,116
Health Care Service Corp, 5.4500%, 6/15/34ž	7,170,000		7,173,794
Humana Inc, 5.9500%, 3/15/34	10,534,000		10,742,375
			29,133,838
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	7,690,000		7,752,705
Technology – 3.4%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	6,922,000		6,871,601
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	6,427,000		6,541,381
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	1,868,000		1,776,892
Equinix Asia Financing Corp Pte Ltd, 4.4000%, 3/15/31	3,908,000		3,825,523
Equinix Europe 2 Financing Corporation LLC, 4.7000%, 3/15/33	8,022,000		7,802,299
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	17,163,000		17,377,500
Oracle Corp, 5.3500%, 5/4/33	3,267,000		3,180,355
Oracle Corp, 5.5000%, 8/3/35	1,670,000		1,594,175
Oracle Corp, 5.2000%, 9/26/35	5,143,000		4,824,108
Oracle Corp, 5.9500%, 9/26/55	3,242,000		2,727,400
Oracle Corp, 6.1000%, 9/26/65	5,745,000		4,763,648
Oracle Corp, 6.8500%, 2/4/66	2,397,000		2,203,615
Salesforce Inc, 4.9000%, 9/15/31	9,380,000		9,366,715
Salesforce Inc, 5.2000%, 3/15/33	7,054,000		7,041,953
Salesforce Inc, 5.5500%, 3/15/36	7,433,000		7,409,879
Salesforce Inc, 6.4000%, 3/15/46	1,376,000		1,385,526
Salesforce Inc, 6.5500%, 3/15/56	4,681,000		4,697,239
			93,389,809
Transportation – 0.6%
United Airlines Holdings Inc, 4.8750%, 3/1/29	17,253,000		16,874,844
Total Corporate Bonds (cost $718,463,158)			716,604,554
Foreign Government Bonds – 2.2%
United Kingdom Gilt, 4.1250%, 3/7/31 (cost $61,741,669)	45,845,800	GBP	59,735,269
Mortgage-Backed Securities – 21.6%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	14,252,340		11,987,159
3.0000%, TBA, 30 Year Maturity	1,572,000		1,382,047
4.5000%, TBA, 30 Year Maturity	10,472,177		10,097,901
5.0000%, TBA, 30 Year Maturity	34,959,698		34,426,563
6.0000%, TBA, 30 Year Maturity	49,535,950		50,473,666
6.0000%, TBA, 30 Year Maturity	12,465,050		12,685,931
			121,053,267
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	10,430		10,048
BO4725, 2.5000%, 11/1/34	1,294,547		1,229,638
BO7717, 3.0000%, 11/1/34	62,016		59,817
BO5957, 3.0000%, 12/1/34	79,677		76,696
FS3713, 2.5000%, 12/1/36	1,813,632		1,724,297
995757, 6.0000%, 2/1/37	462,652		485,050
AL6997, 4.5000%, 11/1/42	477,576		475,333
AB7563, 3.0000%, 1/1/43	106,268		97,893
MA1363, 3.0000%, 2/1/43	165,787		152,096
AL5942, 5.0000%, 7/1/44	2,440,020		2,462,181
AL5887, 4.5000%, 10/1/44	1,064,081		1,055,364
AL6542, 4.5000%, 3/1/45	1,740,641		1,726,381
AL6842, 4.0000%, 5/1/45	168,161		162,035
AL7381, 4.5000%, 6/1/45	901,421		894,936
CA4646, 3.0000%, 2/1/48	250,343		227,543

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BJ9181, 5.0000%, 5/1/48	$425,350	$427,925
MA3521, 4.0000%, 11/1/48	1,296,265	1,237,153
BN3899, 4.0000%, 12/1/48	193,103	184,297
FM3664, 4.0000%, 3/1/49	272,969	260,521
CA3683, 4.5000%, 6/1/49	69,989	68,428
CA4035, 4.5000%, 8/1/49	103,428	101,122
BO2983, 3.0000%, 9/1/49	182,187	164,258
MA3774, 3.0000%, 9/1/49	9,965	8,904
MA3908, 4.5000%, 1/1/50	147,056	143,787
CA5573, 4.0000%, 4/1/50	538,106	512,917
MA4079, 3.0000%, 7/1/50	5,770,728	5,134,511
BK2913, 2.5000%, 8/1/50	608,731	525,667
FM5076, 4.0000%, 8/1/50	478,917	456,499
FS2713, 4.5000%, 10/1/50	2,636,725	2,586,548
FS5362, 4.5000%, 12/1/50	3,509,654	3,442,866
20510201, 2.5000%, 2/1/51	3,248,950	2,738,792
FS2546, 4.0000%, 3/1/51	104,535	99,768
20510401, 3.0000%, 4/1/51	615,510	548,257
20510501, 2.5000%, 5/1/51	916,641	772,377
MA4378, 2.0000%, 7/1/51	14,357,563	11,649,977
FS0359, 2.5000%, 1/1/52	3,953,886	3,388,772
CB2681, 3.5000%, 1/1/52	1,396,460	1,300,470
FS0662, 2.5000%, 2/1/52	7,086,819	6,069,533
CB2750, 2.5000%, 2/1/52	6,518,824	5,540,219
20520201, 2.5000%, 2/1/52	2,923,015	2,463,583
CB2907, 3.5000%, 2/1/52	3,779,974	3,519,852
CB3043, 2.5000%, 3/1/52	8,344,797	7,146,933
FS1081, 2.5000%, 3/1/52	8,126,976	6,951,898
FS5988, 2.5000%, 3/1/52	6,227,908	5,323,574
CB3042, 2.5000%, 3/1/52	3,014,539	2,582,088
BT2256, 2.5000%, 3/1/52	718,401	614,305
BV2965, 2.5000%, 3/1/52	585,757	501,063
BV5152, 2.5000%, 3/1/52	584,504	500,601
BV2962, 2.5000%, 3/1/52	251,544	215,315
BV4144, 3.0000%, 3/1/52	3,017,375	2,684,969
BV5379, 3.0000%, 4/1/52	1,886,636	1,683,787
BV5380, 3.0000%, 4/1/52	1,625,937	1,446,629
CB3240, 3.0000%, 4/1/52	13,417	11,930
BV5393, 3.5000%, 4/1/52	1,146,824	1,064,512
FS1301, 3.5000%, 4/1/52	584,488	538,884
BV4203, 3.5000%, 4/1/52	405,073	376,000
BV8484, 3.5000%, 4/1/52	400,444	371,702
BV6879, 4.5000%, 4/1/52	295,296	286,306
BV7632, 4.5000%, 4/1/52	226,880	219,973
BW0081, 4.5000%, 4/1/52	167,007	161,908
BV7132, 4.5000%, 4/1/52	117,550	113,961
BW0072, 4.5000%, 4/1/52	99,134	96,106
BV7131, 4.5000%, 4/1/52	93,841	90,973
FS6926, 2.5000%, 5/1/52	13,705,882	11,732,914
CB3501, 3.5000%, 5/1/52	989,560	914,174
FS3377, 4.0000%, 5/1/52	978,247	933,637
BW0343, 4.5000%, 5/1/52	460,700	446,632
FS2144, 3.5000%, 6/1/52	3,817,907	3,545,692
FS5339, 3.0000%, 7/1/52	2,934,611	2,606,274
FS5491, 3.0000%, 7/1/52	2,239,064	1,988,548
CB4329, 3.5000%, 7/1/52	319,959	297,146
BW7369, 5.0000%, 10/1/52	1,541,932	1,537,873
BW1288, 5.0000%, 10/1/52	702,745	699,496
BT8021, 5.0000%, 1/1/53	1,003,572	1,000,930
BX5759, 5.0000%, 1/1/53	352,403	351,334
BX5969, 5.0000%, 2/1/53	412,257	410,791
BX8071, 5.0000%, 3/1/53	212,430	211,518
BX7860, 5.5000%, 3/1/53	312,851	318,844
BX9351, 5.0000%, 4/1/53	471,346	469,322
BY0782, 5.5000%, 4/1/53	184,763	188,943
BY1920, 5.0000%, 5/1/53	256,892	255,789
BY1896, 5.5000%, 5/1/53	338,041	343,455
BY0866, 5.5000%, 5/1/53	173,479	176,576
BY3263, 5.0000%, 6/1/53	370,095	368,506

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BY2783, 5.0000%, 6/1/53	$282,854	$281,640
BY4284, 5.5000%, 6/1/53	145,009	148,364
CB6686, 4.5000%, 7/1/53	1,633,541	1,597,363
BY6374, 5.5000%, 7/1/53	384,910	391,075
BY7004, 5.5000%, 7/1/53	133,426	136,514
CB6851, 4.5000%, 8/1/53	1,151,753	1,126,139
BY6690, 5.0000%, 8/1/53	303,184	302,106
CB7112, 5.5000%, 9/1/53	6,825,462	6,976,593
CB7430, 5.5000%, 11/1/53	1,834,031	1,876,192
20540101, 2.5000%, 1/1/54	1,635,094	1,384,901
FS8037, 6.0000%, 1/1/54	1,679,776	1,747,709
CB8134, 5.5000%, 3/1/54	3,361,929	3,434,882
FS7607, 6.0000%, 3/1/54	1,432,728	1,482,595
FS7643, 6.0000%, 4/1/54	3,517,532	3,656,230
CB8543, 6.0000%, 5/1/54	5,701,894	5,888,582
20551001, 6.0000%, 10/1/55	1,157,090	1,189,616
20551201, 5.0000%, 12/1/55	6,431,523	6,416,278
BF0130, 3.5000%, 8/1/56	13,901,812	12,753,528
BF0167, 3.0000%, 2/1/57	8,090,429	7,015,633
BF0189, 3.0000%, 6/1/57	30,388	26,295
BF0619, 2.5000%, 3/1/62	13,677,077	11,198,691
BF0598, 2.5000%, 3/1/62	2,779,725	2,316,122
		197,315,170
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	389,971	372,602
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	3,639,504	3,564,250
ZK8962, 3.0000%, 9/1/32	137,779	133,881
ZK9009, 3.0000%, 10/1/32	181,566	176,172
ZK9163, 3.0000%, 1/1/33	102,020	99,036
SB0040, 2.5000%, 12/1/33	3,313,134	3,195,844
QN0786, 3.0000%, 10/1/34	33,713	32,469
QN0783, 3.0000%, 10/1/34	15,733	15,139
QN0951, 2.5000%, 11/1/34	1,243,305	1,180,808
SB0116, 2.5000%, 11/1/34	447,074	424,817
SB0866, 2.5000%, 6/1/37	5,523,660	5,221,726
ZS3695, 6.0000%, 4/1/40	720,118	757,658
ZT1145, 4.5000%, 5/1/44	715,422	710,275
ZT1257, 3.0000%, 1/1/46	67,046	61,538
ZT1173, 4.0000%, 2/1/46	2,227,241	2,156,483
ZT1633, 4.0000%, 3/1/47	5,032	4,857
ZM7182, 4.5000%, 7/1/48	581,433	570,368
ZM7926, 5.0000%, 9/1/48	110,922	111,589
ZT1320, 4.0000%, 11/1/48	115,972	110,684
SI2017, 4.0000%, 12/1/48	1,397,271	1,333,548
ZA7158, 4.5000%, 6/1/49	103,157	101,038
RA1087, 4.5000%, 7/1/49	676,625	662,725
RA1088, 4.5000%, 7/1/49	134,332	131,336
QA2159, 3.0000%, 8/1/49	358,370	315,702
RA1188, 4.5000%, 8/1/49	678,873	664,927
QA4936, 3.0000%, 12/1/49	475,893	424,173
QA5622, 3.0000%, 12/1/49	214,615	191,290
RA1999, 4.5000%, 1/1/50	479,116	469,273
SD8040, 4.5000%, 1/1/50	113,741	111,213
SD1551, 4.0000%, 3/1/50	1,331,041	1,270,343
QB1708, 2.5000%, 8/1/50	290,995	251,378
QB2976, 2.5000%, 8/1/50	130,973	113,101
QB3353, 2.5000%, 9/1/50	557,720	481,443
SD1143, 4.5000%, 9/1/50	3,971,717	3,896,135
RA5285, 2.5000%, 5/1/51	4,116,128	3,508,425
QC5848, 2.5000%, 8/1/51	11,372,475	9,686,397
RA5906, 2.5000%, 9/1/51	7,911,709	6,775,267
SD0688, 2.5000%, 10/1/51	9,954,482	8,512,113
SD7548, 2.5000%, 11/1/51	5,080,799	4,362,495
QD6087, 2.5000%, 1/1/52	1,258,725	1,079,551
QD4842, 2.5000%, 1/1/52	780,402	668,618
QD7069, 2.5000%, 2/1/52	1,927,451	1,650,772
QD9513, 2.5000%, 2/1/52	905,632	772,331
QD6554, 3.0000%, 2/1/52	842,493	749,779

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QD6555, 3.0000%, 2/1/52	$571,334	$510,034
SD0931, 2.5000%, 3/1/52	8,115,760	6,929,746
QD8288, 2.5000%, 3/1/52	340,184	290,997
QD9182, 3.0000%, 3/1/52	991,506	885,013
QE0318, 4.5000%, 3/1/52	78,670	76,275
SD0943, 3.5000%, 4/1/52	1,531,206	1,425,835
QE1073, 3.5000%, 4/1/52	257,691	239,196
QD9191, 3.5000%, 4/1/52	198,332	184,097
SD8212, 2.5000%, 5/1/52	11,036,990	9,348,144
SD3493, 2.5000%, 5/1/52	3,347,936	2,864,909
SD7023, 3.0000%, 6/1/52	2,487,569	2,208,839
SD1840, 3.0000%, 6/1/52	1,803,242	1,601,487
QF0488, 5.5000%, 9/1/52	1,613,700	1,645,766
QF2386, 5.0000%, 10/1/52	2,844,525	2,828,822
QF2145, 5.0000%, 10/1/52	97,371	97,075
QF2437, 5.5000%, 10/1/52	107,600	110,090
QF7813, 5.0000%, 1/1/53	204,398	203,860
QF6841, 5.0000%, 1/1/53	178,621	178,079
QF8398, 5.0000%, 3/1/53	728,451	725,324
QF9871, 5.0000%, 3/1/53	701,330	698,319
QG1442, 5.0000%, 4/1/53	802,366	796,584
QG2380, 5.0000%, 5/1/53	1,671,297	1,659,254
QG3598, 5.0000%, 5/1/53	1,026,458	1,019,062
QG3742, 5.0000%, 5/1/53	143,033	142,419
SD2897, 5.5000%, 5/1/53	1,234,427	1,254,476
QG2543, 5.5000%, 5/1/53	513,288	521,510
QG3917, 5.0000%, 6/1/53	1,337,412	1,327,775
QG4742, 5.0000%, 6/1/53	688,470	680,645
QG5161, 5.0000%, 6/1/53	645,046	637,715
QG5055, 5.0000%, 6/1/53	476,667	471,434
QG4676, 5.0000%, 6/1/53	201,548	199,388
QG3912, 5.5000%, 6/1/53	1,704,874	1,732,182
QG4741, 5.5000%, 6/1/53	390,492	393,175
QG6693, 5.5000%, 7/1/53	1,616,241	1,645,093
QG7441, 5.5000%, 7/1/53	947,740	962,920
SD4294, 5.5000%, 9/1/53	1,341,482	1,371,665
RA9851, 6.0000%, 9/1/53	10,178,434	10,532,807
SD4009, 6.0000%, 9/1/53	2,863,578	2,963,246
SD4668, 6.0000%, 10/1/53	4,865,297	5,000,672
SD4247, 6.5000%, 11/1/53	3,573,736	3,753,281
20540101, 2.5000%, 1/1/54	1,961,855	1,659,889
QI2699, 5.5000%, 4/1/54	860,410	880,155
RJ1341, 6.0000%, 4/1/54	4,136,251	4,280,285
RJ3021, 5.5000%, 12/1/54	11,152,495	11,277,765
SL1226, 5.5000%, 5/1/55	11,995,810	12,222,495
RJ4363, 5.5000%, 6/1/55	3,459,372	3,532,165
20551101, 6.0000%, 11/1/55	1,602,928	1,649,648
20560101, 5.0000%, 1/1/56	15,625,197	15,555,143
		187,885,722
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	14,314,002	12,304,960
4.0000%, TBA, 30 Year Maturity	1,882,256	1,761,607
5.0000%, TBA, 30 Year Maturity	4,526,907	4,480,361
		18,546,928
Ginnie Mae I Pool:
BC7161, 4.0000%, 8/15/47	405,168	386,463
BD7109, 4.0000%, 11/15/47	245,305	233,981
BD7135, 4.0000%, 12/15/47	933,607	890,507
		1,510,951
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	8,245,421	7,481,360
BB9835, 4.0000%, 8/20/47	272,786	260,517
BB9814, 4.0000%, 8/20/47	104,807	100,093
MA5021, 4.5000%, 2/20/48	1,042,665	1,025,855
MA5192, 4.0000%, 5/20/48	4,555,002	4,345,814
BH3672, 4.5000%, 5/20/48	252,728	246,418
MA5264, 4.0000%, 6/20/48	1,274,212	1,214,898
MA5400, 5.0000%, 8/20/48	1,209,367	1,216,477
MA5930, 3.5000%, 5/20/49	10,769,208	10,050,503

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
MA7255, 2.5000%, 3/20/51	$10,537,229	$9,063,575
MA7313, 3.0000%, 4/20/51	3,636,895	3,250,862
MA7473, 3.0000%, 7/20/51	5,497,821	4,912,986
MA7535, 3.0000%, 8/20/51	15,878,080	14,187,807
785843, 2.5000%, 1/20/52	7,540,742	6,423,811
		63,780,976
Total Mortgage-Backed Securities (cost $601,610,979)		590,465,616
United States Treasury Notes/Bonds – 8.9%
3.6250%, 8/31/27	4,834,000	4,819,649
3.3750%, 11/30/27	61,854,000	61,397,344
3.3750%, 12/31/27	5,682,000	5,638,275
3.3750%, 2/29/28	14,213,000	14,100,850
3.5000%, 3/15/29	4,742,200	4,700,335
3.8750%, 3/31/31	131,096,000	130,676,084
4.2500%, 3/31/33	5,545,000	5,583,122
4.1250%, 2/15/36	177,600	174,825
4.6250%, 2/15/46	4,519,900	4,357,466
4.6250%, 11/15/55	12,103,300	11,564,325
Total United States Treasury Notes/Bonds (cost $243,759,372)		243,012,275
Investment Companies£ – 7.8%
Exchange-Traded Funds (ETFs) – 1.2%
Janus Henderson Emerging Markets Debt Hard Currency	629,422	33,019,856
Money Markets – 6.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº	179,418,361	179,418,361
Total Investment Companies (cost $212,083,923)		212,438,217
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	1,932,832	1,932,832
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$483,208	483,208
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,416,040)		2,416,040
Total Investments (total cost $2,868,467,860) – 104.4%		2,846,425,510
Liabilities, net of Cash, Receivables and Other Assets – (4.4)%		(120,162,477)
Net Assets – 100%		$2,726,263,033

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,751,245,299	96.7%
United Kingdom	59,735,269	2.1
Israel	17,303,542	0.6
Luxembourg	12,258,131	0.4
Zambia	3,072,682	0.1
Ireland	2,810,587	0.1
Total	$2,846,425,510	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 7.8%
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$19,147,204	$13,847,947	$-	$-	$24,705	$33,019,856	629,422	$1,562,881

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - (continued)
Money Markets - 6.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$82,226,865	$887,579,082	$(790,339,935)	$(6,896)	$(40,755)	$179,418,361	179,418,361	$3,211,585
Total Investment Companies - 7.8%
	$101,374,069	$901,427,029	$(790,339,935)	$(6,896)	$(16,050)	$212,438,217	180,047,783	$4,774,466
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	1,470,497,431	(1,468,564,599)	-	-	1,932,832	1,932,832	132,328 ∆
Total Affiliated Investments - 7.9%
	$101,374,069	$2,371,924,460	$(2,258,904,534)	$(6,896)	$(16,050)	$214,371,049	181,980,615	$4,906,794

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/22/26	1,008,408	$(1,346,074)	$(11,703)
British Pound	5/22/26	(47,016,294)	63,001,426	787,365
Total				$775,662

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	3,399	7/6/26	$705,106,615	$(2,784,723)
5 Year US Treasury Note	4,254	7/6/26	460,196,393	(5,875,363)
Ultra Long Term US Treasury Bond	902	6/30/26	105,139,375	(3,302,420)
US Treasury Long Bond	1,876	6/30/26	213,629,500	(6,186,575)
Total - Futures Long				(18,149,081)
Futures Short:
10 Year US Treasury Note	1,325	6/30/26	(147,137,109)	2,493,625
Ultra 10-Year Treasury Note	167	6/30/26	(18,957,109)	339,340
Total - Futures Short				2,832,965
Total				$(15,316,116)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$27,600,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	676,492
Average amounts sold - in USD	7,580,657
Futures contracts:
Average notional amount of contracts - long	1,366,869,216
Average notional amount of contracts - short	278,174,122

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$1,211,787,845, which represents 44.4% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$1,304,811	$1,301,537	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$918,709,179	$-
Bank Loans and Mezzanine Loans	-	103,044,360	-
Corporate Bonds	-	716,604,554	-
Foreign Government Bonds	-	59,735,269	-
Mortgage-Backed Securities	-	590,465,616	-
United States Treasury Notes/Bonds	-	243,012,275	-
Investment Companies	33,019,856	179,418,361	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,416,040	-
Total Investments in Securities	$33,019,856	$2,813,405,654	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	787,365	-
Futures Contracts	2,832,965	-	-
Total Assets	$35,852,821	$2,814,193,019	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$11,703	$-
Futures Contracts	18,149,081	-	-
Total Liabilities	$18,149,081	$11,703	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70265 05-26